CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
OPERATING ACTIVITIES
Loss of the year	$ (263,942,996)	$ (58,845,253)	$ 7,288,983
Loss of the year from discontinued operations	181,504,967	9,709,243	8,363,155
Adjustments to reconcile profit to net cash flows
Income tax	6,957,743	2,618,488	6,603,649
Financial results	52,071,431	53,115,218	29,878,923
Depreciation of property, plant and equipment	5,908,863	4,724,278	4,481,546
Amortization of intangible assets	6,543,341	6,113,503	4,978,718
Depreciation of leased assets	3,334,114	4,313,516	2,337,840
Other contingencies	3,499,866
Impairment of intangible assets and goodwill	15,584,021
Impairment of other receivables from joint ventures and associates	7,667,621
Other restructuring and transaction-related expenses and charges	6,242,915	3,445,247	87,198
Share-based incentive and stock options	164,030	3,702,351	12,787,122
Share of profit or loss of joint ventures and associates	(216,110)	1,126,312	(4,049,508)
Provisions for contingencies	2,401,951	335,773	367,126
Allowance for impairment of trade debtors	5,630,839	7,032,818	753,428
Allowance for obsolescence	1,967,300	1,547,723	586,515
Initial recognition and changes in the fair value of biological assets	(441,141)	(1,764,863)	45,746
Changes in the net realizable value of agricultural products after harvest	346,277	1,540,776	2,385,069
Gain on sale of equipment and intangible assets		(7,751,311)	(125,464)
Working capital adjustments
Trade receivables	51,097,375	23,764,716	(40,786,580)
Other receivables	8,574,580	(916,362)	(4,967,150)
Income and minimum presumed income taxes	(3,366,121)	(6,997,089)	4,782,508
Inventories and biological assets	27,437,305	36,367,436	15,023,507
Trade and other payables	(39,080,791)	(40,860,354)	1,270,082
Employee benefits and social security	(917,004)	(1,166,946)	(2,289,095)
Deferred revenue and advances from customers	(1,758,908)	(128,698)	(21,087,704)
Income taxes paid	(342,697)		(853,299)
Interest collected	248,805	120,568	2,747,398
Inflation effects on working capital adjustments	44,660	139,914	321,103
Net cash flows generated by operating activities from continuing operations	77,162,236	41,287,004	30,930,816
Net cash flows (used in)/generated by operating activities from discontinued operations	(11,151,173)	8,618,607	10,785,770
Net cash flows generated by operating activities	66,011,063	49,905,611	41,716,586
INVESTMENT ACTIVITIES
Proceeds from sale of property, plant and equipment	139,923	390,381	336,726
Net cash received from business combination			37,508
Net cash outflow from deconsolidation of subsidiary	(25,287)
Proceeds from financial assets	737,658	19,270,288	888,140
Investment in financial assets	(1,021,273)	(11,182,107)	(7,208,218)
Purchase of property, plant and equipment	(1,053,612)	(5,178,951)	(8,492,554)
Capitalized development expenditures	(2,474,879)	(5,339,782)	(7,094,693)
Purchase of intangible assets	(89,769)	(350,843)	(1,137,071)
Net cash flows used in investing activities from continuing operations	(3,787,239)	(2,391,014)	(22,670,162)
Net cash flows used in investing activities from discontinued operations	(2,076,440)	(3,737,877)	(6,058,093)
Net cash flows used in investing activities	(5,863,679)	(6,128,891)	(28,728,255)
FINANCING ACTIVITIES
Proceeds from borrowings	88,386,288	266,390,032	135,818,247
Repayment of borrowings and financed payments	(148,244,840)	(291,324,731)	(112,614,437)
Interest payments	(13,406,328)	(18,165,853)	(24,575,170)
Other financial payments	(4,523,759)	(3,208,933)	(2,746,945)
Purchase of own shares		(926,899)	(734,388)
Sales of own shares	488,293
Leased assets payments	(4,289,095)	(5,405,955)	(3,314,216)
Cash dividend distributed by subsidiary		(72,051)	(174,800)
Net cash flows used in financing activities from continuing operations	(81,589,441)	(52,714,390)	(8,341,709)
Net cash flows (used in)/generated by financing activities from discontinued operations	2,879,907	2,008,287	(1,714,158)
Net cash flows used in financing activities	(78,709,534)	(50,706,103)	(10,055,867)
Net decrease in cash and cash equivalents from continuing operations	(8,214,444)	(13,818,400)	(81,055)
Net (decrease) / increase in cash and cash equivalents from discontinued operations	(10,347,706)	6,889,017	3,013,519
Net (decrease) / increase in cash and cash equivalents	(18,562,150)	(6,929,383)	2,932,464
Inflation effects on cash and cash equivalents	(321)	2,557	(31,918)
Cash and cash equivalents as of beginning of the year	32,695,079	44,473,270	48,129,194
Effect of exchange rate changes on cash and equivalents	(2,333,822)	(4,851,365)	(6,556,470)
Cash reclassified to assets subject to foreclosure	(555,828)
Cash and cash equivalents as of the end of the year	$ 11,242,958	$ 32,695,079	$ 44,473,270